Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Revenues		$ 580	$ 621	$ 1,520	$ 395
COSTS AND EXPENSES:
COST OF REVENUES	(408)	(1,193)	(1,555)	(1,890)	(4,088)
RESEARCH AND DEVELOPMENT, NET	(1,808)	(1,711)	(3,178)	(4,695)	(3,664)
SELLING AND MARKETING	(616)	(687)	(1,148)	(1,201)	(638)
GENERAL AND ADMINISTRATIVE	(2,313)	(2,409)	(4,637)	(4,429)	(2,500)
ROTEM 1 PROJECT – IMPAIRMENT AND CLOSURE LOSS, NET				(251)	(82)
OTHER INCOME (EXPENSES), NET	(230)	2	37	(737)	(295)
OPERATING LOSS	(5,375)	(5,418)	(9,860)	(11,683)	(10,872)
INTEREST EXPENSES	(85)	(69)	(100)	(92)
OTHER FINANCIAL INCOME, NET	3,879	159	312	683	(145)
FINANCIAL INCOME (EXPENSES), NET	3,794	90	212	591	(145)
NET LOSS	$ (1,581)	$ (5,328)	$ (9,648)	$ (11,092)	$ (11,017)
NET LOSS PER ORDINARY SHARE:
Net loss per ordinary share, basic loss (in Dollars per share)	$ (0.45)	$ (3.02)	$ (4.99)	$ (7.58)	$ (9.23)
Net loss per ordinary share, diluted loss (in Dollars per share)	$ (0.45)	$ (3.02)	$ (4.99)	$ (7.58)	$ (9.23)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE (in Shares)	3,510,328	1,765,142	1,952,097	1,462,776	1,193,447
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE (in Shares)	3,510,328	1,765,142	1,952,097	1,462,776	1,193,447
NET LOSS, as above	$ (1,581)	$ (5,328)	$ (9,648)	$ (11,092)	$ (11,017)
OTHER COMPREHENSIVE LOSS - EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENECY (Note 2B)		(423)	(476)	(778)	52
COMPREHENSIVE LOSS	(1,581)	(5,751)	(10,124)	(11,870)	(10,965)
Licensing Fees
REVENUES:
Revenues				1,500
Thermal Energy Storage Units Sold
REVENUES:
Revenues					285
Engineering Services
REVENUES:
Revenues		$ 580	$ 621	$ 20	$ 110